UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland		EH1 2ES
(Address of principal executive offices)		(Zip code)

Jacqui Hughes

c/o Martin Currie, Inc.

Saltire Court

20 Castle Terrace

Edinburgh

Scotland EH1 2ES

Copy to:

Lorraine McFarlane

c/o Martin Currie, Inc.

Saltire Court

20 Castle Terrace

Edinburgh

Scotland EH1 2ES

(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2008

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2008 (Unaudited)

	Shares	US Value (a)
COMMON STOCKS† – 98.4%
EUROPE – 73.7%
BELGIUM – 1.4%
Delhaize Group	11,685	$888,756
TOTAL BELGIUM – (Cost $1,024,574)		888,756
CZECH REPUBLIC – 2.2%
CEZ	21,376	1,422,181
TOTAL CZECH REPUBLIC – (Cost $1,099,850)		1,422,181
DENMARK – 0.3%
Novozymes A/S, Series B	2,299	176,550
TOTAL DENMARK – (Cost $269,250)		176,550
FINLAND – 4.8%
Nokia OYJ	59,064	2,139,062
Nokian Renkaat OYJ	29,849	1,003,796
TOTAL FINLAND – (Cost $2,854,365)		3,142,858
FRANCE – 3.1%
Accor SA	12,992	985,075
Casino Guichard Perrachon SA	9,573	1,050,761
TOTAL FRANCE – (Cost $1,983,936)		2,035,836
GERMANY – 15.3%
Bayer AG	23,136	1,885,948
E.ON AG	10,410	1,912,900
Hypo Real Estate Holding AG	21,137	658,026
MAN AG	8,596	1,052,150
RWE AG	12,517	1,534,500
Siemens AG	15,622	2,001,549
Tognum AG*	35,992	877,552
TOTAL GERMANY – (Cost $10,250,152)		9,922,625
GREECE – 2.5%
National Bank of Greece SA	27,027	1,615,277
TOTAL GREECE – (Cost $1,387,577)		1,615,277
ITALY – 6.9%
Enel S.p.A.	159,387	1,762,986
Fiat S.p.A.	56,670	1,315,162
UniCredit S.p.A.	190,807	1,399,925
TOTAL ITALY – (Cost $4,535,557)		4,478,073

1

	Shares	US Value (a)
COMMON STOCKS† – Continued
EUROPE – Continued
LUXEMBOURG – 1.5%
Millicom International Cellular SA*	9,460	$1,002,192
TOTAL LUXEMBOURG – (Cost $794,718)		1,002,192
NETHERLANDS – 1.3%
ASML Holding NV*	32,717	863,366
TOTAL NETHERLANDS – (Cost $1,088,828)		863,366
NORWAY – 1.6%
SeaDrill Ltd.*	51,190	1,045,476
TOTAL NORWAY – (Cost $824,682)		1,045,476
SPAIN – 8.6%
Banco Santander SA	91,119	1,602,569
Inditex	18,935	943,047
Tecnicas Reunidas SA	17,100	1,029,613
Telefonica SA	70,114	2,036,819
TOTAL SPAIN – (Cost $6,014,024)		5,612,048
SWITZERLAND – 6.5%
ABB Ltd.	63,182	1,566,834
Julius Baer Holding AG	15,937	1,103,070
Petroplus Holdings AG*	14,155	861,193
Sonova Holding AG	7,753	685,122
TOTAL SWITZERLAND – (Cost $4,081,006)		4,216,219
UNITED KINGDOM – 17.7%
Autonomy Corp. PLC*	83,337	1,505,564
Babcock International Group PLC	103,825	1,148,957
BHP Billiton PLC	47,033	1,381,401
BP PLC	175,912	1,860,988
BT Group PLC	265,913	1,369,543
Capita Group PLC	67,922	884,009
Royal Bank of Scotland Group PLC	177,386	1,347,470
Smith & Nephew PLC	59,678	809,348
William Morrison Supermarkets PLC	197,084	1,172,795
TOTAL UNITED KINGDOM – (Cost $12,699,384)		11,480,075
TOTAL EUROPE – (Cost $48,907,903)		47,901,532
JAPAN – 12.6%
East Japan Railway Co.	138	1,140,646
Hitachi Construction Machinery	36,400	843,726
Itochu Corp.	109,000	997,292
Mitsui Fudosan Co., Ltd.	43,000	982,557
Nintendo Co., Ltd.	2,600	1,295,782

2

	Shares	US Value (a)
COMMON STOCKS† – Continued
JAPAN – Continued
ORIX Corp.	5,860	$994,621
Sumitomo Heavy Industries, Ltd.	111,000	919,564
Takeda Pharmaceutical Co., Ltd.	17,100	1,037,143
TOTAL JAPAN – (Cost $9,415,177)		8,211,331
LATIN AMERICA – 1.8%
BRAZIL – 1.8%
Unibanco - Uniao de Bancos Brasileiros SA, GDR	9,000	1,177,200
TOTAL BRAZIL – (Cost $908,213)		1,177,200
TOTAL LATIN AMERICA – (Cost $908,213)		1,177,200
PACIFIC BASIN – 10.3%
HONG KONG – 8.2%
BOC Hong Kong (Holdings) Ltd.	439,500	1,085,582
China Mobile Ltd.	61,500	903,872
Hang Lung Properties Ltd.	163,696	650,800
Hong Kong Exchanges and Clearing Ltd.	56,500	1,166,599
Sun Hung Kai Properties Ltd.	76,000	1,491,257
TOTAL HONG KONG – (Cost $4,398,331)		5,298,110
SINGAPORE – 2.1%
United Overseas Bank Ltd.	113,000	1,387,579
TOTAL SINGAPORE – (Cost $1,574,420)		1,387,579
TOTAL PACIFIC BASIN – (Cost $5,972,751)		6,685,689
TOTAL COMMON STOCKS † – (Cost $65,204,044)		63,975,752

	Principal Amount
SHORT-TERM INVESTMENTS – 2.5%
Repurchase Agreement with State Street Bank and Trust, 1.40%, 02/01/2008 (b)	$1,649,000	1,649,000
TOTAL SHORT-TERM INVESTMENTS – (Cost $1,649,000)		1,649,000
TOTAL INVESTMENTS – (Cost $66,853,044) – 100.9%		65,624,752
OTHER ASSETS LESS LIABILITIES – (0.9)%		(594,420)
NET ASSETS – 100.0%		$65,030,332

3

Notes to Schedules of Investments

†                                         Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Apparel & Textiles 1.4%, Auto Parts 1.4%, Automobiles 2.0%, Banks 15.8%, Banks & Financial Services 1.8%, Building & Construction 1.6%, Building Maintenance & Services 1.8%, Diversified 2.4%, Drugs & Health Care 1.6%, Electric Utilities 2.2%, Electrical Equipment 1.4%, Engineering 2.4%, Financial Services 3.3%, Hotels & Restaurants 1.5%, Human Resources 1.4%, Import/Export 1.5%, Manufacturing 6.0%, Medical Products 5.5%, Mining 2.1%, Oil & Gas 4.5%, Oil – Refining & Marketing 1.3%, Real Estate 4.8%, Retail 1.4%, Retail Grocery 3.4%, Semi-Conductor Manufacturing Equipment 1.3%, Software 2.3%, Telecommunications 3.5%, Telecommunications Equipment 3.3%, Telecommunications Services 4.6%, Tire & Rubber 1.5%, Toys & Amusements 2.0%, Transportation 1.8%, and Utilities 5.6%.

*                                        Non-income producing security.

(a)                                 The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

                                               The Fund’s portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations deemed by the investment manager not to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.  For purposes of determining whether fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters).  At January 31, 2008, there were no fair valued securities in the Fund.

4

(b)                                The repurchase agreement, dated 01/31/2008, due 02/01/2008 with repurchase proceeds of $1,649,064 is collateralized by Federal Home Loan Mortgage Company, 4.15% due 01/29/2013 with a market value of $1,685,813.

                                               In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction.  To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.  In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

GDR                    Global Depositary Receipts

**                                 At January 31, 2008 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $4,833,070 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,061,362 and net depreciation for financial reporting purposes was $1,228,292. At January 31, 2008, aggregate cost for financial reporting purposes was $66,853,044.

5

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2008 (Unaudited)

	Shares	US Value (a)
COMMON STOCKS AND WARRANTS† – 96.3%
AFRICA – 6.5%
SOUTH AFRICA – 6.5%
African Bank Investments Ltd.	1,143,344	$4,201,645
Impala Platinum Holdings Ltd.	169,800	6,308,008
Mr. Price Group Ltd.	1,027,320	2,594,641
MTN Group Ltd.	591,178	9,282,520
Murray & Roberts Holdings Ltd.	609,687	6,925,252
TOTAL SOUTH AFRICA – (Cost $27,648,358)		29,312,066
TOTAL AFRICA – (Cost $27,648,358)		29,312,066
EUROPE – 18.5%
CZECH REPUBLIC – 2.0%
CEZ	132,202	8,871,883
TOTAL CZECH REPUBLIC – (Cost $6,391,476)		8,871,883
HUNGARY – 1.7%
OTP Bank Nyrt.	186,775	7,897,393
TOTAL HUNGARY – (Cost $1,834,634)		7,897,393
LUXEMBOURG – 1.7%
Ternium SA, ADR	222,392	7,774,824
TOTAL LUXEMBOURG – (Cost $5,545,257)		7,774,824
POLAND – 1.9%
Bank Zachodni WBK SA	58,560	4,497,083
Polski Koncern Naftowy Orlen SA*	260,385	4,326,043
TOTAL POLAND – (Cost $5,549,468)		8,823,126
RUSSIA – 10.0%
Gazprom OAO, ADR	437,559	21,046,588
JSC MMC Norilsk Nickel, ADR	38,220	9,277,905
LUKOIL, ADR	83,666	5,764,587
Mobile Telesystems, ADR	108,600	9,032,262
TOTAL RUSSIA – (Cost $27,282,175)		45,121,342
TURKEY – 1.2%
Turkiye Garanti Bankasi AS	882,458	5,576,830
TOTAL TURKEY – (Cost $7,577,176)		5,576,830
TOTAL EUROPE – (Cost $54,180,186)		84,065,398

	Shares	US Value (a)
COMMON STOCKS AND WARRANTS† – Continued
LATIN AMERICA – 22.6%
BRAZIL – 14.1%
Companhia Vale do Rio Doce, ADR	547,976	$16,428,321
Medial Saude SA*	588,993	6,763,876
Petroleo Brasileiro SA, ADR	203,668	19,004,261
Rossi Residencial SA	396,400	8,428,289
Tam SA, ADR	215,900	4,663,440
Uniao de Bancos Brasileiros	667,100	8,608,965
TOTAL BRAZIL – (Cost $34,675,937)		63,897,152
COLUMBIA – 2.1%
Almacenes Exito SA, GDR, *, #, 144A	1,270,166	9,567,366
TOTAL COLUMBIA – (Cost $9,960,007)		9,567,366
MEXICO – 5.4%
America Movil SAB de C.V.	4,050,300	12,171,285
Corporacion GEO SAB de C.V., Series B*	2,096,900	6,719,530
Grupo Financiero Banorte SAB de C.V., Series O	1,375,366	5,715,609
TOTAL MEXICO – (Cost $14,340,848)		24,606,424
PERU – 1.0%
Compania de Minas Buenaventura SA, ADR	69,000	4,607,501
TOTAL PERU – (Cost $4,607,501)		4,607,501
TOTAL LATIN AMERICA – (Cost $63,584,293)		102,678,443
MIDDLE EAST – 1.0%
ISRAEL – 1.0%
Teva Pharmaceutical Industries Ltd., ADR	100,000	4,604,000
TOTAL ISRAEL – (Cost $4,795,216)		4,604,000
TOTAL MIDDLE EAST – (Cost $4,795,216)		4,604,000
OTHER AREAS – 8.9%
BERMUDA – 1.0%
Credicorp Ltd.	61,979	4,508,110
TOTAL BERMUDA – (Cost $4,508,110)		4,508,110
INDIA – 7.9%
Bharti Airtel Ltd., American Style call warrants, expiring 08/01/2010, *, #, ^, 144A	583,115	12,801,873
HDFC Bank Ltd.	181,191	7,132,598
Oil and Natural Gas Corp., Ltd.	260,021	6,722,575
Reliance Industries Ltd.	64,332	4,076,402

	Shares	US Value (a)
COMMON STOCKS AND WARRANTS† – Continued
OTHER AREAS – Continued
INDIA – Continued
Tata Consultancy SVS Ltd., American Style call warrants, expiring 08/27/2010, #, ^, 144A	233,608	$5,192,772
TOTAL INDIA – (Cost $39,580,686)		35,926,220
TOTAL OTHER AREAS – (Cost $44,088,796)		40,434,330
PACIFIC BASIN – 38.8%
CHINA – 1.1%
Xinyuan Real Estate Co., Ltd., *, ADR	392,400	5,160,060
TOTAL CHINA – (Cost $5,770,412)		5,160,060
HONG KONG – 12.0%
China Construction Bank Corp., H Shares	5,837,000	4,034,836
China Life Insurance Co., Ltd., H Shares	2,233,000	8,018,519
China Merchants Bank Co., Ltd., H Shares	1,310,500	4,554,636
China Mobile Ltd.	1,249,000	18,356,694
CNOOC Ltd.	4,557,000	6,370,198
Hong Kong Exchanges and Clearing Ltd.	293,500	6,060,122
Shimao Property Holdings Ltd.	3,883,000	6,822,371
TOTAL HONG KONG – (Cost $30,347,063)		54,217,376
INDONESIA – 1.5%
PT Bumi Resources Tbk	9,873,500	6,833,980
TOTAL INDONESIA – (Cost $6,330,158)		6,833,980
MALAYSIA – 3.8%
Bumiputra-Commerce Holdings Berhad	1,974,643	6,286,145
Resorts World Berhad	5,027,200	6,059,676
Telekom Malaysia Berhad	1,440,710	5,031,687
TOTAL MALAYSIA – (Cost $13,368,905)		17,377,508
SOUTH KOREA – 12.1%
Daewoo Securities Co., Ltd.	185,996	4,561,720
GS Engineering & Construction Corp.	47,029	5,630,127
Hana Tour Service, Inc.	72,458	5,289,073
Hyundai Development Co.	87,630	6,155,174
Hyundai Heavy Industries Co., Ltd.	14,701	4,859,320
KT&G Corp.	82,264	7,059,418
NHN Corp.*	29,953	6,346,647
POSCO	18,010	9,711,929
Samsung Electronics Co., Ltd.	8,223	5,183,478
TOTAL SOUTH KOREA – (Cost $42,041,991)		54,796,886

	Shares	US Value (a)
COMMON STOCKS AND WARRANTS† – Continued
PACIFIC BASIN – Continued
TAIWAN – 8.3%
Asia Cement Corp.	3,311,000	$4,715,072
Asustek Computer, Inc.	1,982,000	5,090,347
Formosa Plastics Corp.	2,887,000	6,543,921
Hon Hai Precision Industry Co., Ltd.	1,127,200	5,940,656
Innolux Display Corp.	1,861,544	3,993,798
Taiwan Semiconductor Manufacturing Co., Ltd.	6,080,495	11,324,772
TOTAL TAIWAN – (Cost $41,868,353)		37,608,566
TOTAL PACIFIC BASIN – (Cost $139,726,883)		175,994,376
TOTAL COMMON STOCKS AND WARRANTS† – (Cost $334,023,732)		437,088,613
PREFERRED STOCKS† – 1.5%
LATIN AMERICA – 1.5%
BRAZIL – 1.5%
AES Tiete SA (shown in units of 1,000)	195,778	6,633,524
TOTAL BRAZIL – (Cost $3,868,221)		6,633,524
TOTAL LATIN AMERICA – (Cost $3,868,221)		6,633,524
TOTAL PREFERRED STOCKS† – (Cost $3,868,221)		6,633,524

	Principal Amount
SHORT-TERM INVESTMENTS – 1.9%
Repurchase Agreement with State Street Bank and Trust, 1.40%, 02/01/2008 (b)	$8,570,000	8,570,000
TOTAL SHORT-TERM INVESTMENTS – (Cost $8,570,000)		8,570,000
TOTAL INVESTMENTS – (Cost $346,461,953) – 99.7%		452,292,137
OTHER ASSETS LESS LIABILITIES – 0.3%		1,321,029
NET ASSETS – 100.0%		$453,613,166

Notes to Schedule of Investments

†                                         Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Airlines 1.0%, Banks 12.6%, Building & Construction 5.7%, Cement 1.0%, Coal 1.5%, Communication Services 2.8%, Computer Software 1.1%, Computers 2.4%, Electric Utilities 3.5%, Electronics 2.0%, Financial Services 2.5%, Gas & Pipeline Utilities 4.6%, Gas Distribution 0.1%, Homebuilders 1.5%, Homebuilding 1.4%, Insurance 1.8%, Internet Services 1.4%, Investment Companies 1.0%, Medical Drugs 1.0%, Medical Services 1.5%, Metals 7.0%, Metals & Mining 1.0%, Oil-Refining & Marketing 1.8%, Oil & Gas 2.9%, Oil Integrated 5.5%, Plastics 1.5%, Real Estate 1.5%, Retail 2.7%, Semi-Conductor Manufacturing Equipment 2.5%, Shipbuilding 1.1%, Steel 3.8%, Telecommunications 6.1%, Telecommunications Services 5.9%, Tobacco 1.6%, Transport Services 1.2% and Travel Services 1.3%.

*                                        Non-income producing security.

#                                        Illiquid security.  Some restrictions may apply to the resale of this security due to limited trading volume.

^                                         Security fair valued using methods determined in good faith by or at the direction of the Trustees (see note (a)).

(a)                                 The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Fund’s portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations deemed by the investment manager not to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.  For purposes of determining whether fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters).  At January 31, 2008, fair valued securities in the Global Emerging Markets Fund amounted to $17,994,645 or 4.0% of its net assets.  The value of such securities may differ from the value that would be realized if the securities were sold.

(b)                                The repurchase agreement, dated 01/31/2008, due 02/01/2008 with repurchase proceeds of $8,570,333 is collateralized by Federal Home Loan Mortgage Corp., 4.15% due 01/29/2013 with a market value of $8,742,938.

In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction.  To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.  In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

ADR                    American Depositary Receipts

GDR                      Global Depositary Receipts

144A                   Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

**                                 At January 31, 2008 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $124,936,030 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $19,105,846 and net appreciation for financial reporting purposes was $105,830,184. At January 31, 2008, aggregate cost for financial reporting purposes was $346,461,953.

MCBT JAPAN MID CAP FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2008 (Unaudited)

	Shares	US Value (a)
COMMON STOCKS – 98.7%
AUTO PARTS – 6.6%
Aisin Seiki	10,300	$409,695
Isuzu Motors Ltd.	74,000	311,740
Koito Manufacturing Co., Ltd.	29,000	415,318
		1,136,753
BANKS – 5.5%
Bank of Yokohama	21,000	136,057
Chuo Mitsui Trust Holdings, Inc.	55,000	377,545
Fukuoka Financial Group, Inc.	73,000	442,757
		956,359
BUILDING AND CONSTRUCTION – 1.0%
PanaHome Corp.	28,000	171,404

CHEMICALS – 6.2%
Mitsubishi Gas Chemical Co., Inc.	45,000	412,572
Nifco	10,200	226,837
Nihon Parkerizing Co., Ltd.	13,000	195,590
Tokai Carbon Co., Ltd.	31,000	242,532
		1,077,531
COMPUTER SERVICES – 2.2%
TIS	21,700	374,437

COMPUTER SOFTWARE – 1.0%
NSD Co., Ltd.	14,100	175,546

COMPUTERS – 5.6%
Hitachi Systems & Services	14,600	293,799
Miraial Co., Ltd.	900	21,877
OBIC	3,460	651,688
		967,364
CONSTRUCTION – 1.8%
Daiwa House Industry	23,000	320,523

CONSTRUCTION AND BUILDING MATERIALS – 1.5%
Nippon Sheet Glass Co., Ltd.	57,000	259,956

ELECTRICAL EQUIPMENT – 4.3%
Hirose Electric	3,700	376,802
Sumitomo Electric Industries	24,700	360,472
		737,274
ELECTRONICS – 5.0%
Hosiden Corp.	13,300	204,606
Mitsumi Electric Co., Ltd.	7,100	195,618
Nihon Dempa Kogyo Co., Ltd.	5,500	188,255

1

	Shares	US Value (a)
COMMON STOCKS – Continued
ELECTRONICS – Continued
Nippon Electric Glass Co., Ltd.	19,000	$284,254
		872,733
FINANCE-LEASING – 1.3%
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,280	233,850

GAS DISTRIBUTION – 1.7%
Taiyo Nippon Sanso Corp.	31,000	295,002

IMPORT/EXPORT – 6.6%
Itochu	34,000	311,082
Sojitz Corp.	88,100	300,722
Toyota Tsusho	23,000	538,530
		1,150,334
INDUSTRIAL MACHINERY – 1.0%
Okuma Corp.	20,000	176,971

INSURANCE – 1.9%
Nipponkoa Insurance	36,000	330,058

MANUFACTURING – 1.0%
Amano	12,000	135,070
Arrk Corp.	13,500	45,446
		180,516
MEDICAL PRODUCTS – 4.4%
Miraca Holdings, Inc.	19,500	486,835
Nihon Kohden Corp.	11,900	276,393
		763,228
METAL PROCESSORS & FABRICATORS – 3.3%
NTN	48,000	347,097
Ryobi Ltd.	50,000	220,038
		567,135
METALS – 1.4%
Furukawa Electric Co., Ltd. / The	60,000	240,350

REAL ESTATE – 8.3%
Arnest One	13,100	52,353
Daito Trust Construction Co., Ltd.	7,700	414,886
Leopalace21	22,600	547,228
Nomura Real Estate Holdings, Inc.	15,600	333,725
Tokyu Livable, Inc.	9,500	91,655
		1,439,847
RESTAURANTS – 1.0%
Zensho Co., Ltd.	18,300	181,546

2

	Shares	US Value (a)
COMMON STOCKS – Continued
RETAIL – 8.1%
Don Quijote Co., Ltd.	18,100	$320,999
Edion	25,400	285,181
Geo	221	342,893
Shimachu	10,600	292,049
Shimamura	1,900	154,902
		1,396,024
SECURITY SERVICES – 1.9%
Sohgo Security Services Co., Ltd.	20,100	321,124

SOFTWARE – 2.5%
Capcom Co., Ltd.	17,500	424,561

TIRES & RUBBER – 4.0%
JSR	16,500	384,010
Sumitomo Rubber Industries, Ltd.	36,000	316,517
		700,527
TRANSPORT SERVICES – 3.0%
Hitachi Transport System, Ltd.	21,200	227,061
Kamigumi	39,000	285,683
		512,744
TRANSPORTATION – 3.8%
Daihatsu Motor	32,655	332,246
Keio Corp.	56,000	330,171
		662,417
TRAVEL SERVICES – 1.4%
H.I.S.	13,400	234,873

WEB PORTALS – 1.4%
So-net Entertainment Corp.	68	244,262
TOTAL COMMON STOCKS – (Cost $17,735,393)		17,105,249

	Principal Amount
SHORT-TERM INVESTMENT – 6.7%
Repurchase Agreement with State Street Bank and Trust, 1.40%, 02/01/2008 (b)	1,155,000	$1,155,000
TOTAL SHORT-TERM INVESTMENTS – (Cost $1,155,000)		1,155,000
TOTAL INVESTMENTS – (Cost $18,890,393) – 105.4%		18,260,249
OTHER ASSETS LESS LIABILITIES – (5.4)%		(931,009)
NET ASSETS – 100.0%		$17,329,240

3

Notes to Schedules of Investments

(a)                                 The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Fund’s portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations deemed by the investment manager not to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.  For purposes of determining whether fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters).  At January 31, 2008, there were no fair valued securities in the Fund.

(b)                                 The repurchase agreement, dated 01/31/2008, due 02/01/2008 with repurchase proceeds of $1,155,045 is collateralized by Federal Home Loan Mortgage Company, 4.15% due 01/29/2013 with a market value of $1,179,563.

In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction.  To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

4

**                                 At January 31, 2008 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,502,426 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,132,570 and net depreciation for financial reporting purposes was $630,144. At January 31, 2008, aggregate cost for financial reporting purposes was $18,890,393.

5

MCBT PAN EUROPEAN SELECT FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2008 (Unaudited)

	Shares	US Value (a)
COMMON STOCKS† – 98.7%
BELGIUM – 3.9%
Delhaize Group	53,903	$4,099,837
TOTAL BELGIUM – (Cost $4,760,755)		4,099,837
BERMUDA – 2.5%
Ship Finance International	100,778	2,632,321
TOTAL BERMUDA – (Cost $2,129,510)		2,632,321
DENMARK – 3.0%
NKT Holding A/S	42,600	3,169,466
TOTAL DENMARK – (Cost $4,236,771)		3,169,466
FINLAND – 11.0%
Elisa OYJ	165,727	4,686,266
Nokian Renkaat OYJ	122,733	4,127,405
Ramirent OYJ	172,302	2,656,392
TOTAL FINLAND – (Cost $12,342,773)		11,470,063
FRANCE – 10.9%
Casino Guichard Perrachon SA	48,596	5,334,043
Euler Hermes SA	25,974	2,721,622
Rhodia SA*	120,135	3,313,116
TOTAL FRANCE – (Cost $13,579,151)		11,368,781
GERMANY – 13.5%
Deutsche Boerse AG	34,782	6,042,357
Hypo Real Estate Holding AG	100,749	3,136,466
MAN AG	37,176	4,550,341
Tognum AG*	14,985	365,362
TOTAL GERMANY – (Cost $12,018,104)		14,094,526
IRELAND – 5.2%
Anglo Irish Bank	387,176	5,431,229
TOTAL IRELAND – (Cost $4,427,972)		5,431,229
LUXEMBOURG – 5.7%
Millicom International Cellular SA*	56,487	5,984,233
TOTAL LUXEMBOURG – (Cost $2,724,058)		5,984,233
NETHERLANDS – 1.1%
TomTom NV*	20,897	1,138,936
TOTAL NETHERLANDS – (Cost $901,259)		1,138,936
PORTUGAL – 6.8%
Banco Espirito Santo SA	220,643	3,860,910
Sonae Capital*	167,397	450,453

1

	Shares	US Value (a)
COMMON STOCKS† – Continued
PORTUGAL – Continued
Sonae S.G.P.S., SA	1,513,443	$2,835,044
TOTAL PORTUGAL – (Cost $5,960,803)		7,146,407
SPAIN – 11.3%
Abertis Infraestructuras SA	121,498	3,677,647
Gestevision Telecinco SA	170,669	3,651,225
Indra Sistemas SA	172,889	4,433,835
TOTAL SPAIN – (Cost $12,001,626)		11,762,707
SWITZERLAND – 12.5%
Julius Baer Holding Ltd.	67,697	4,685,607
Sonova Holding AG	46,803	4,135,918
Swatch Group AG	15,995	4,281,071
TOTAL SWITZERLAND – (Cost $10,528,224)		13,102,596
UNITED KINGDOM – 11.3%
Collins Stewart PLC	265,373	728,236
Man Group PLC	375,777	4,083,729
Resolution PLC	205,827	2,928,522
Tullett Prebon PLC	392,970	4,040,047
TOTAL UNITED KINGDOM – (Cost $9,937,567)		11,780,534
TOTAL COMMON STOCKS † – (Cost $95,548,573)		103,181,636

	Principal Amount
SHORT-TERM INVESTMENTS – 1.5%
Repurchase Agreement with State Street Bank and Trust, 1.40%, 02/01/2008 (b)	$1,558,000	1,558,000
TOTAL SHORT-TERM INVESTMENTS – (Cost $1,558,000)		1,558,000
TOTAL INVESTMENTS – (Cost $97,106,573) – 100.2%		104,739,636
OTHER ASSETS LESS LIABILITIES – (0.2)%		(244,492)
NET ASSETS – 100.0%		$104,495,144

Notes to Schedules of Investments

†              Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Auto Parts 0.3%, Banks 16.4%, Broadcasting 3.5%, Building & Construction 3.5%, Chemicals 3.2%, Computer Services 4.3%, Construction & Mining Equipment 2.5%, Diversified 3.4%, Finance 10.4%, Financial Services 6.5%, Insurance 2.8%,  Manufacturing 4.4%, Medical Products 3.9%, Retail 10.7%, Retail Grocery 5.1%, Software 1.1%, Telecommunications Services 10.2%, Tires & Rubber 4.0% and Transport Services 2.5%.

*              Non-income producing security.

2

(a)           The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange).  Investing in foreign securities involves risks not typically found in investing in U.S. markets.  These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities.  The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Fund’s portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices.  Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices.  Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price.  Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange.  Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost.  Securities for which current market quotations are unavailable, quotations deemed by the investment manager not to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States of America are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.  By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.  For purposes of determining whether fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters).  At January 31, 2008, there were no fair valued securities in the Fund.

(b)           The repurchase agreement, dated 01/31/2008, due 02/01/2008 with repurchase proceeds of $1,558,061 is collateralized by Federal Home Loan Mortgage Company, 4.15% due 01/29/2013 with a market value of $1,589,625.

In connection with transactions in repurchase agreements, the Fund’s custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction.  To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.  In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.  Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

3

**           At January 31, 2008 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $18,657,519 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $11,024,456 and net appreciation for financial reporting purposes was $7,633,063. At January 31, 2008, aggregate cost for financial reporting purposes was $97,106,573.

4

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

Date: 3/25/08	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: 3/25/08	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Date: 3/25/08	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Vice President and Treasurer

EXHIBIT LIST

3(i)                         Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)                      Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.